SCIENTIFIC INDUSTRIES, INC.




March 10, 2005



Mr. Daniel L. Gordon
Branch Chief
Securities and Exchange Commission
Washington, DC 20549

Re:  	Scientific Industries
	Form 10-KSB for the fiscal year ended June 30, 2004
	Form 10-QSB for the quarter ended September 30, 2004
	File No. 000-06658

Dear Mr. Gordon:

The following is our response to the comments contained in your letter dated January 25, 2005, which was received by us on February 25, 2005 via fax.

Form 10-KSB for the fiscal year ended June 30, 2004
____________________________________________________


Item 8A.  Controls and Procedures

1. and 2. We will revise our filing of the Form 10-KSB for the year ended June 30, 2004 to include the principal executive and principal financial officer's conclusions on the effectiveness of the Company's disclosure controls and procedures as follows:

Item 8A.  Controls and Procedures

	As of the end of the period covered by this report, based on an evaluation of the Company's disclosure controls and procedures (as defined in Rules 13a-15(e) and 15d-15(e) under the Securities Exchange Act of 1934), the Chief Executive and Chief Financial Officer of the Company has concluded that the Company's disclosure controls and procedures are effective to ensure that information required to be disclosed by the Company in its Exchange Act reports is recorded, processed, summarized and reported within the applicable time periods specified by the SEC's rules and forms.

There was no change in the Company's internal controls over financial reporting that occurred during the most recent fiscal quarter that materially affected or is reasonably likely to materially affect the Company's internal controls over financial reporting.


Notes to Consolidated Financial Statements

Consolidated Statement of Shareholder's Equity - Page F-4

3. The fourth column on page F-4 clearly spells out the changes in comprehensive income for both the years presented and the last column shows the total comprehensive income for each year.
The format we used is a common one and is used by many major corporations in their 10-K's (e.g. Intel Corporation and Hewlett-Packard Corporation-see copies attached).

Note 1.  Summary of Significant Accounting Policies

Revenue Recognition-Page F-6

4. a. through e. Future filings will include the following revised note:

The Company records revenue from the sale of its goods at the time of shipment. All shipments are FOB shipping point. All sales are final without right of return or payment contingencies. The Company has no special sales arrangements or agreements with any of its customers. Sales are recorded when the following criteria is met:

* Receipt of a written purchase order which is binding on the customer.
* Goods are shipped and title passes.
* Prices are fixed.
* Collectability is reasonably assured.

5. Our products are mostly sold to catalog distributors who in turn sell to end users/consumers. We have agreements with a few of our distributor customers which allows the distributor to receive a cash rebate if certain sales levels are met at the end of the rebate period. The Company accounts for such rebates on a monthly (annualized) basis through a liability accrual, which is a reduction to sales revenue.

Inventories-Page F-6

6. We will revise future filings as follows:

Inventories are valued at the lower of cost (first in, first out) or market value, and have been reduced by an allowance for excess and obsolete inventories. The estimate is based on management's review of inventories on hand compared to estimated future usage and sales. Cost of work-in-process and finished goods inventories include material, labor and manufacturing overhead.

     Note 10.  Stock Options and Warrant-Pages F-16-F-17

7. Generally, the Company, does not grant stock options or warrants to non-employees for services. All goods and services are paid in cash via check. Future filings will be revised with an additional paragraph at the end of Note 1. "Summary of Significant Accounting Policies, Stock Compensation Plan" as follows:

The Company did not grant options or warrants as compensation for goods or services to non-employees for the years ended
June 30, 200X and 200X.

Forms 10-QSB for the quarter ended September 30, 2004
_____________________________________________________


General

2. and 9. We will revise our filing of the Form 10-QSB for the quarter ended September 30, 2004 to include the principal executive and principal financial officer's conclusions on the effectiveness of the Company's disclosure controls and procedures as follows:

Item 8A.  Controls and Procedures.

	As of the end of the period covered by this report, based on an evaluation of the Company's disclosure controls and procedures
(as defined in Rules 13a-15(e) and 15d-15(e) under the Securities Exchange Act of 1934), the Chief Executive and Chief Financial Officer of the Company has concluded that the Company's disclosure controls and procedures are effective to ensure that information required to be disclosed by the Company in its Exchange Act reports is recorded, processed, summarized and reported within the applicable time periods specified by the SEC's rules and forms.

There was no change in the Company's internal controls over financial reporting that occurred during the most recent fiscal quarter that materially affected or is reasonably likely to materially affect the Company's internal controls over financial reporting.


Exhibit 31.1 Certification of Chief Executive Officer and Chief
Financial Officer pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002

10. Please note that there is only one officer who is both the CEO and CFO, therefore only one certification is filed. As a result, the introductory language of paragraph 4 is modified.
The certification statement will be modified as per exhibit A attached (paper copies mailed with original letter).

I will be filing this cover letter and the revised filings via EDGAR.

Sincerely,

/s/Helena R. Santos
___________________
Helena R. Santos
Principal Executive and Financial Officer




Exhibit A

Exhibit 31.1

CERTIFICATION

I, Helena R. Santos, certify that:

(1) I have reviewed this report on Form 10-QSB of Scientific
Industries, Inc.;
(2) Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
(3) Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the small business issuer as of, and for, the periods presented in this report;
(4) I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e) for the small business issuer and have:

a) designed such disclosure controls and procedures, of caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relation to the small business issuer, including its consolidated subsidiaries, is made known to me by others within those entities, particularly during the period in which this report is being prepared;
b) Paragraph reserved pursuant to SEC Release No. 33-8238;
c) Evaluated the effectiveness of the small business issuer's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
d) Disclosed in this report any change in the small business issuer's internal control over financial reporting that occurred during the small business issuer's most recent fiscal quarter that has not materially affected, or is reasonably likely to affect, the small business issuer's internal control over financial reporting; and
(5) I have disclosed, based on my most recent evaluation of internal control over financial reporting, to the small business issuer's auditors and the audit committee of the small business issuer's board of directors (or persons performing the equivalent functions):
a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the small business issuer's ability to record, process, summarize and report financial information; and
b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the small business issuer's internal control over financial reporting.

November 10, 2004

/s/ Helena R. Santos
________________
Helena R. Santos
Chief Executive Officer and Chief Financial Officer